SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options (thousands)	Average price
Outstanding as at January 1, 2022	8,270	1.33
Granted	2,113	2.58
Exercised	(735)	0.99
Cancelled/forfeited	(176)	2.24
Expired	(184)	1.50
Outstanding as at January 1, 2023	9,288	1.62
Granted	2,769	2.35
Exercised	(1,910)	0.80
Cancelled/forfeited	(182)	2.34
Expired	(1,166)	2.86
Outstanding as at December 31, 2023	8,799	1.85
Exercisable as at December 31, 2023	6,353	1.64

Disclosure of options and average life [Table Text Block]
Range of exercise price	Options (thousands)	Average life (years)
$0.69 to $1.00	1,690	0.50
$1.01 to $1.41	550	1.85
$1.42 to $1.66	1,867	2.09
$1.67 to $2.48	2,798	4.04
$2.49 to $2.58	1,894	3.05
	8,799	2.60

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	2023	2022
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	66%	64%
Dividend yield	0%	0%
Risk-free interest rate	3.0%	1.7%
Weighted-average fair value per option	$1.35	$1.41

Disclosure of RSUs, DSUs and PSUs issued and outstanding [Table Text Block]
	RSUs (thousands)	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2022	-	1,786	2,780
Granted	-	172	595
Settled	-	-	(875)
Outstanding as at January 1, 2023	-	1,958	2,500
Granted	380	343	830
Settled	-	-	(1,375)
Outstanding as at December 31, 2023	380	2,301	1,955

Disclosure of share based compensation expense (recovery) [Table Text Block]
	Years ended December 31,
	2023	2022
Share options - amortization	3,452	2,693
Performance share units - amortization	2,178	2,226
Restricted share units - amortization	293	-
Change in fair value of deferred share units	403	(767)
	6,326	4,152